Commitments and contingencies (Detail Textuals)		1 Months Ended		12 Months Ended
	Nov. 01, 2014	Oct. 31, 2017 USD ($)	Jan. 31, 2017 CAD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 EUR (€)
Commitments And Contingencies [Line Items]
Unfinished product inventory					$ 197,900
Bottom of range
Commitments And Contingencies [Line Items]
Unfinished product inventory | €						€ 400,000
Top of range
Commitments And Contingencies [Line Items]
Unfinished product inventory | €						€ 493,000
Sublease agreement with GVI
Commitments And Contingencies [Line Items]
Term of agreement	3 years
Sublease rent upto 30th April, 2016				$ 170,000
Sublease rent from 1st May, 2016				$ 212,000
Additional period for renewal of lease term				5 years
Business and administration agreement with GVI
Commitments And Contingencies [Line Items]
Term of agreement			1 year
Amount committed to pay under the agreement, per month			$ 7,083
Amount committed to pay under the agreement, per year			$ 85,000
Collaborative agreement | Bottom of range
Commitments And Contingencies [Line Items]
Term of agreement				1 year
Collaborative agreement | Top of range
Commitments And Contingencies [Line Items]
Term of agreement				3 years
Non-cancellable purchase order
Commitments And Contingencies [Line Items]
Purchase of inventory under non-cancellable purchase order					850,000
AGGRASTAT
Commitments And Contingencies [Line Items]
Unfinished product inventory					$ 150,000
Prexxartan | Exclusive License Agreement
Commitments And Contingencies [Line Items]
Term of agreement		7 years
Upfront payment		$ 100,000
Additional amount payable		$ 400,000